23. LEASES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	R$ 217.6	R$ 236.8
Cost [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	426.7	426.0
Cost [Member] | Software [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	68.4	97.1
Cost [Member] | Machinery and equipment [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	129.6	97.6
Cost [Member] | Buildings and improvements [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	214.2	216.6
Cost [Member] | Facilities [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	14.5	14.7
Accumulated Depreciation [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	(209.1)	(189.2)
Accumulated Depreciation [Member] | Software [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	R$ (57.5)	R$ (84.6)
Weighted average interest rate	39.85%	39.85%
Accumulated Depreciation [Member] | Machinery and equipment [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	R$ (75.4)	R$ (45.1)
Weighted average interest rate	35.15%	35.15%
Accumulated Depreciation [Member] | Buildings and improvements [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	R$ (74.5)	R$ (58.8)
Weighted average interest rate	6.75%	6.75%
Accumulated Depreciation [Member] | Facilities [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions	R$ (1.7)	R$ (0.7)
Weighted average interest rate	6.67%	6.67%